GOODWILL (Narrative) (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
PerceiveMD [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	19.60%
Income tax rate	27.00%
MSP revenues	$ 143.0
PerceiveMD [Member] | Minimum [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Conversion rate	80.00%
Churn rate	17.00%
Internal growth rate	5.60%
PerceiveMD [Member] | Maximum [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Conversion rate	90.00%
Churn rate	25.00%
Internal growth rate	7.60%
Phyto BrandCo [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	13.00%
Income tax rate	27.00%
Sustaining working capital expenditure	7.00%